Deferred compensation (Restricted Stock Unit Plan) (Detail) - Restricted Stock Unit Plan - Restricted Stock Units (RSU)	Jan. 01, 2017 $ / shares shares
Stock-Based Compensation [Line Items]
Unvested and outstanding restricted stock units | shares	98,596
Weighted average grant date fair value of per unit of unvested and outstanding restricted stock units	$ 7.18
Estimated fair value per share at end of period ($ per share)	$ 0.00